Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
SEGMENT INFORMATION
4.	SEGMENT INFORMATION

The CODM reviews financial information of operating segments based on internal management report when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has two reportable segments for continuing operations, including auto service business and auto eInsurance business. The Group’s CODM evaluates performance based on the operating segment’s revenue and their operating results. The revenue and operating results by segments were as follows:

	Year ended December 31, 2021
	Auto service	Auto eInsurance service	Others	Consolidated
Revenues from external customers	$187,880	$56,766	$4,589	$249,235
Depreciation and amortization	$(3,404)	$(578)	$(73)	$(4,055)
Segment income (loss) before tax	$15,891	$(4,256)	$(1,105)	$10,530

	Year ended December 31, 2022
	Auto service	Auto eInsurance service	Others	Consolidated
Revenues from external customers	$199,294	$67,640	$15,479	$282,413
Depreciation and amortization	$(3,452)	$(1,558)	$(68)	$(5,078)
Segment loss before tax	$(8,109)	$(2,212)	$(353)	$(10,674)

	Year Ended December 31, 2023
	Auto service	Auto eInsurance service	Others	Consolidated
Revenues from external customers	$214,979	$118,109	$30,658	$363,746
Depreciation and amortization	$(2,759)	$(1,914)	$(195)	$(4,868)
Segment income (loss) before tax	$16,958	$1,278	$(33,243)	$(15,007)

The total assets from continuing operations by segments as of December 31, 2022 and 2023 were as follows:

	December 31,
	2022	2023
Segment assets
Auto service	$113,992	$136,387
Auto eInsurance service	68,123	66,274
Others	9,853	20,574
Total segment assets from continuing operations	$191,968	$223,235

As the reportable segment for financial leasing qualified for discontinued operation, it is not required to disclose the information in segment reporting required by ASC 280.